THE KP FUNDS

          KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND,
          KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050 FUND,
         KP RETIREMENT PATH 2055 FUND, AND KP RETIREMENT PATH 2060 FUND
                                (EACH, A "FUND")

                        SUPPLEMENT DATED MARCH 29, 2017
TO THE SUMMARY PROSPECTUS DATED MAY 1, 2016 (EACH, A "SUMMARY PROSPECTUS") FOR
                                   EACH FUND

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH EACH SUMMARY
                                  PROSPECTUS.

Effective immediately, each Summary Prospectus is supplemented as follows:

     1. The chart entitled "Target Asset Allocation Over Time (Glidepath)" under the heading "Principal Investment Strategies" is deleted and replaced with the following:

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

------------------------------------------------------------------------------------------------------------------------------------
YEARS FROM             LARGE CAP     SMALL CAP     INTERNATIONAL      REAL      INFLATION      FIXED       SHORT-TERM
RETIREMENT     AGE      EQUITY         EQUITY          EQUITY        ASSETS     PROTECTION     INCOME     FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
     45        20       39.00%         14.00%          31.00%         5.00%       0.00%        11.00%         0.00%
     40        25       39.00%         14.00%          31.00%         5.00%       0.00%        11.00%         0.00%
     35        30       39.00%         14.00%          31.00%         5.00%       0.00%        11.00%         0.00%
     30        35       38.00%         14.00%          30.00%         5.00%       0.00%        13.00%         0.00%
     25        40       37.00%         13.00%          29.00%         6.00%       0.00%        15.00%         0.00%
     20        45       36.00%         12.00%          26.00%         8.00%       0.00%        18.00%         0.00%
     15        50       34.00%         10.00%          22.00%         9.00%       1.00%        22.00%         2.00%
     10        55       31.00%          8.00%          17.00%        10.00%       3.00%        27.00%         4.00%
      5        60       26.00%          6.00%          13.00%        10.00%       5.00%        33.00%         7.00%
      0        65       21.00%          4.00%           9.00%        10.00%       7.00%        40.00%         9.00%
     -5        70       18.00%          3.00%           7.00%        10.00%       8.00%        44.00%        10.00%
------------------------------------------------------------------------------------------------------------------------------------


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-017-0100